Class A Prospectus | STET INSTITUTIONAL TAX FREE FUND
STET INSTITUTIONAL TAX FREE FUND
Investment Goal
Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus STET INSTITUTIONAL TAX FREE FUND STET INSTITUTIONAL TAX FREE FUND - CLASS A
Management Fees	0.04%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | STET INSTITUTIONAL TAX FREE FUND | STET INSTITUTIONAL TAX FREE FUND - CLASS A | USD ($)	63	199	346	774

Principal Investment Strategies

The Institutional Tax Free Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities (i) that pay interest that is exempt from federal income taxes and (ii) the interest on which is not a preference item for purposes of the federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, commercial paper, variable rate demand notes and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit quality, maturity and diversification of its investments.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

Regulatory Risk — The U.S. Securities and Exchange Commission recently adopted changes to the regulations governing money market mutual funds, such as the Fund. Although most of these changes do not go into effect until October 2016, as the compliance date for these new regulations approaches, the Fund may incur certain compliance and operating costs.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 0.87% (06/30/07) Worst Quarter: 0.00% (03/31/13) The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.01%.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Prospectus | STET INSTITUTIONAL TAX FREE FUND | STET INSTITUTIONAL TAX FREE FUND - CLASS A	Institutional Tax Free Fund	0.02%	0.04%	1.14%	2.87%	Nov. 03, 1982

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.